Inventories - Summary of The analysis of the amount of inventories recognized as cost of revenue and included in profit or loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Classes of current inventories [abstract]
Carrying amounts of inventories sold	¥ 34,070	¥ 12,899
Write down of inventories	1,391	4,258
Cost of sales	¥ 35,461	¥ 17,157